Common Stock Equivalents (Details 2) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member] Exercise Price Range One [Member]	Dec. 31, 2012 Warrants [Member] Exercise Price Range Two [Member]	Dec. 31, 2013 Option [Member]	Dec. 31, 2012 Option [Member]
Options/Warrants Outstanding
Range of exercise price, minimum				$ 0.50			$ 0.50	$ 1.46
Range of exercise price, maximum				$ 30.00			$ 1.61	$ 1.61
Number Outstanding				37,895,137			4,943,665	4,500,000
Weighted Average Contractual Life (in years)				3 years 8 months 8 days			4 years 1 month 2 days	4 years 11 months 26 days
Weighted Average Exercise Price	$ 1.43	$ 1.49		$ 1.85			$ 1.43	$ 1.49
Warrants Exercisable
Warrants Exercisable, range of exercise price, minimum				$ 0.50	$ 1.00	$ 1.00
Warrants Exercisable, range of exercise price, maximum				$ 30.00	$ 51.50	$ 51.50
Warrants Exercisable, Number Outstanding				37,873,337	11,295,968	11,019,168
Warrants Exercisable, Weighted Average Contractual Life (in years)	3 years 10 months 2 days			3 years 8 months 8 days	2 years 1 month 20 days	1 year 7 months 28 days
Warrants Exercisable, Weighted Average Exercise Price				$ 1.42	$ 3.50	$ 3.56